Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	£ 104	£ 86
– past service cost/(credit)	11	(44)
– interest on scheme liabilities	310	235
– interest on scheme assets	(280)	(231)
– interest on unrecognised funded scheme surpluses	2	2	£ 1
Defined benefit schemes	147	48
Defined contribution schemes	68	53
Total amount recognised in the income statement	215	101	138
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost	104	85
– past service cost/(credit)	11	(43)
– interest on scheme liabilities	291	229
– interest on scheme assets	(276)	(230)
– interest on unrecognised funded scheme surpluses	2	2	£ 1
Defined benefit schemes	132	43
Defined contribution schemes	68	53
Total amount recognised in the income statement	200	96
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
– current service cost		1
– past service cost/(credit)		(1)
– interest on scheme liabilities	19	6
– interest on scheme assets	(4)	(1)
Defined benefit schemes	15	5
Total amount recognised in the income statement	£ 15	£ 5